Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of income (loss) before provision (benefit) for income taxes and (gain) loss on disposition of real estate:
United States	$ 202,067	$ 63,930	$ 189,939
Canada	46,191	39,038	44,358
Other Foreign	(24,885)	56,903	62,508
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	223,373	159,871	296,805
Provision (benefit) for income taxes:
Federal-current	118,314	92,237	133,824
Federal-deferred	(214,132)	(64,441)	(57,166)
State-current	28,034	10,152	25,384
State-deferred	(47,814)	(8,056)	(15,134)
Foreign-current	27,167	59,170	32,297
Foreign-deferred	(8,844)	(26,935)	(4,901)
Income Tax Expense (Benefit), Total	(97,275)	62,127	114,304
Reconciliation of total income tax expense and applying the federal income tax rate to income before provision (benefit) for income taxes:
Computed "expected" tax provision	78,181	55,955	103,882
Changes in income taxes resulting from:
Tax adjustment relating to REIT	(63,333)
Deferred tax adjustment and other taxes due to REIT conversion	(182,853)
State taxes (net of federal tax benefit)	2,207	4,384	6,923
Increase in valuation allowance (net operating losses)	9,404	2,832	9,045
Decrease in valuation allowance (foreign tax credits)		(30,018)	(6,771)
Foreign repatriation	46,356	44,751
Foreign restructuring		17,691
Impairment of assets and other transaction costs	2,869	6,576	3,045
Reserve accrual (reversal) and audit settlements (net of federal tax benefit)	3,175	(16,322)	8,266
Foreign tax rate differential	(9,496)	(33,852)	(30,798)
Disallowed foreign interest, Subpart F income, and other foreign taxes	12,502	9,708	15,242
Other, net	3,713	422	5,470
Overall effective tax rate (as a percent)	(43.50%)	38.90%	38.50%
Federal statutory tax rate (as a percent)	35.00%
Increase (decrease) in effective income tax rate (as a percent)		13.10%	(2.20%)
Foreign earnings repatriated to utilize both current and carryforward foreign tax credits	252,700
Foreign earnings repatriated to utilize both current and carryforward foreign tax credits which were previously subject to U.S. taxes	65,200
Increase in tax provision from continuing operations resulting from foreign tax credit carryforwards	63,504
Decrease in tax provision from current year foreign tax credits	(18,753)
Reversal of valuation allowances related to foreign tax credit carryforwards	23,301
Net increase in tax provision from continuing operations	21,450
Net tax (expenses) benefit for the revaluation of certain current and deferred tax assets and liabilities associated REIT conversion	212,151
Increase in tax provision due to certain amended tax returns to reflect tax accounting method changes consistent with REIT conversion	29,298
Foreign repatriation	46,356	44,751
Increase (decrease) in gross interest and penalties recorded	1,462	1,459	1,257
Accrued interest and penalties recorded	$ 5,884	$ 4,874